Fair Value Disclosures - Summary of the Change in Balance Sheet Carrying Value Associated with Level 3 Financial Assets Carried at Fair Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	$ 12.7	$ 18.8
Total gains (losses) (realized/ unrealized) included in earnings	(0.1)	(0.1)
Net unrealized (losses) gains included in other comprehensive income	0.6	(0.5)
Purchases	8.5	24.6
Sales	(0.5)	(4.4)
Transfers in	1.0	0.1
Transfers out	(9.4)	(25.8)
Balance, end of period	12.8	12.7
Other assets
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	0.1	0.2
Total gains (losses) (realized/ unrealized) included in earnings	(0.1)	(0.1)
Net unrealized (losses) gains included in other comprehensive income	0.0	0.0
Purchases	0.0	0.0
Sales	0.0	0.0
Transfers in	0.0	0.0
Transfers out	0.0	0.0
Balance, end of period	0.0	0.1
Asset-backed
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	0.0	4.7
Total gains (losses) (realized/ unrealized) included in earnings	0.0	0.0
Net unrealized (losses) gains included in other comprehensive income	0.0	0.0
Purchases	8.5	23.9
Sales	0.0	(3.0)
Transfers in	0.0	0.0
Transfers out	(8.5)	(25.6)
Balance, end of period	0.0	0.0
Commercial mortgage-backed
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	3.3	3.3
Total gains (losses) (realized/ unrealized) included in earnings	0.0	0.1
Net unrealized (losses) gains included in other comprehensive income	0.2	(0.1)
Purchases	0.0	0.0
Sales	0.0	0.0
Transfers in	0.0	0.0
Transfers out	0.0	0.0
Balance, end of period	3.5	3.3
U.S. corporate
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	0.0	0.2
Total gains (losses) (realized/ unrealized) included in earnings	0.0	0.0
Net unrealized (losses) gains included in other comprehensive income	0.0	0.0
Purchases	0.0	0.7
Sales	0.0	(0.8)
Transfers in	1.0	0.1
Transfers out	(0.9)	(0.2)
Balance, end of period	0.1	0.0
Foreign corporate
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	8.2	9.3
Total gains (losses) (realized/ unrealized) included in earnings	0.0	(0.1)
Net unrealized (losses) gains included in other comprehensive income	0.4	(0.4)
Purchases	0.0	0.0
Sales	(0.5)	(0.6)
Transfers in	0.0	0.0
Transfers out	0.0	0.0
Balance, end of period	8.1	8.2
Non-redeemable preferred stocks
Changes in balance sheet carrying value associated with Level 3 financial assets carried at fair value
Balance, beginning of period	1.1	1.1
Total gains (losses) (realized/ unrealized) included in earnings	0.0	0.0
Net unrealized (losses) gains included in other comprehensive income	0.0	0.0
Purchases	0.0	0.0
Sales	0.0	0.0
Transfers in	0.0	0.0
Transfers out	0.0	0.0
Balance, end of period	$ 1.1	$ 1.1